GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
SUMMARY OF REVENUE WITHIN GEOGRAPHIC AREAS

The Company derives revenues from selling its products directly to patients as well as through distributor agreements. The following is a summary of revenues within geographic areas:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
United States	$349,000	$445,000	$2,047,000	$1,037,000
Europe	8,000	-	8,000	19,000
Australia/New Zealand	7,000	2,000	21,000	15,000
Asia	-	-	-	1,000
Other	12,000	11,000	38,000	34,000
Total	$376,000	$458,000	$2,114,000	$1,106,000

	Year Ended December 31,
	2023	2022
United States	$2,162,000	$710,000
Europe	101,000	25,000
Australia	19,000	9,000
Israel	1,000	-
India	-	3,000
Other	-	5,000
Total	$2,283,000	$752,000